Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Feb. 28, 2015	Jun. 30, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	MORGAN STANLEY SMITH BARNEY CHARTER CAMPBELL LP
Entity Central Index Key	0001169749
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float			$ 23,635,101
Entity Common Stock, Shares Outstanding		1,974,162.270
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2014